Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Earnings Per Share, Basic and Diluted
Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2019, 2020 and 2021 as follows:

	For the Year Ended December 31,
	2019	2020	2021
Numerator:
Net loss	(3,691,673)	(2,731,985)	(4,863,096)
Accretion on Preferred Shares to redemption value	(961,050)	(2,157,744)	—
Deemed contribution from repurchase of Preferred Shares	9,969	—	—

Net loss attributable to ordinary shareholders of XPeng Inc.	(4,642,754)	(4,889,729)	(4,863,096)

Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	349,450,580	754,270,914	1,642,906,400

Basic and diluted net loss per share attributable to ordinary shareholders of XPeng Inc.	(13.29)	(6.48)	(2.96)